INCOME TAX	12 Months Ended
Dec. 31, 2024
INCOME TAX
INCOME TAX
25.	INCOME TAX
a)	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. The first HK$2 million of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to elect only one company in the group to benefit from the progressive anti-fragmentation two-tier rates.

The PRC, excluding Hong Kong

The Group’s PRC subsidiaries and consolidated VIEs are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

Under the EIT Law and its implementation rules, an enterprise established outside the PRC with a “place of effective management” within the PRC is considered a PRC resident enterprise for PRC enterprise income tax purposes. A PRC resident enterprise is generally subject to certain PRC tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Other Countries

The maximum applicable income tax rates of other countries where the Company’s subsidiaries having significant operations in the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
UK*	25%	25%	19%
Netherlands	25.8%	25.8%	25.8%
*	UK corporate income tax rate changed from 19% to 25% since April 2023.

The components of loss before income taxes are as follows:

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
The PRC, excluding Hong Kong	(542,306)	(514,816)	(652,302)
UK	(197,662)	(166,174)	821
Netherlands	(69,870)	(46,774)	(47,710)
Cayman Islands	(304,016)	(4,383)	(25,598)
Hong Kong	4,508	(1,859)	78
Others	4,070	(15,136)	440
Total	(1,105,276)	(749,142)	(724,271)

The components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Current income tax expense
− The PRC, excluding Hong Kong	566	727	73
− UK	(351)	—	(187)
− Netherlands	—	—	—
− Cayman Islands	—	—	—
− Hong Kong	721	—	6
− Others	1,076	386	400
Total current tax provision	2,012	1,113	292
Deferred income tax expense
− The PRC, excluding Hong Kong	—	—	—
− UK	—	—	—
− Netherlands	—	—	—
− Cayman Islands	—	—	—
− Hong Kong	—	—	—
− Others	—	—	—
Total deferred tax expense	—	—	—
Total income tax expense	2,012	1,113	292

The actual income tax expense reported in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2024, 2023 and 2022 differs from the amount computed by applying the PRC income tax rate of 25% to loss before income taxes due to the following:

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Computed expected income tax benefit at the PRC statutory tax rate of 25%	(276,319)	(187,286)	(181,068)
Effect on tax rates in different tax jurisdiction	75,134	824	5,997
Preferential tax rate impact	(399)	(423)	—
Tax effect of non-deductible expenses	4,457	3,137	480
Tax effect of R&D expenses additional deduction	(13,025)	(17,732)	(3,068)
Change in valuation allowance	212,302	202,586	177,715
Others	(138)	7	236
Actual income tax expense	2,012	1,113	292

b)   Deferred income taxes

The tax effects of temporary differences that give rise to the deferred tax assets (liabilities) balances as of December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
	US$	US$
Deferred tax assets:
Net operating losses carryforwards	344,269	186,642
Accrued expenses	37,460	22,664
Deferral of tax deduction of R&D expenses	319,768	308,850
Operating lease liabilities	24,437	31,633
Exchangeable notes	1,433	5,061
Convertible notes	3,399	3,620
Deferral of tax deduction of advertising expenses	48	10,054
Property, equipment and software	3,479	2,908
Equity investments	985	843
Deferred revenue	18,499	19,102
Total gross deferred tax assets	753,777	591,377
Valuation allowance on deferred tax assets	(585,820)	(390,737)
Deferred tax assets, net of valuation allowance	167,957	200,640
Deferred tax liabilities:
Property, equipment and software	(1,530)	(3,430)
Derivative assets	(173)	(17)
Government grants	(132,061)	(155,717)
Operating lease right-of-use assets	(34,193)	(41,476)
Total deferred tax liabilities	(167,957)	(200,640)
Net deferred tax liabilities	—	—

The deferred taxes noted above are classified as follows in the Company’s consolidated balance sheets:

As of December 31,
	2024	2023
	US$	US$
Deferred tax assets	—	—
Deferred tax liabilities	—	—
Net deferred tax liabilities	—	—

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more-likely-than-not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2024, the valuation allowances of US$585,820 were related to the deferred income tax assets of the certain subsidiaries of the Company which were in loss position. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Changes in valuation allowance are as follows:

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Balance at the beginning of the year	390,737	202,715	32,914
Addition	209,569	189,952	177,715
Effect of foreign currency translation	(14,486)	(1,930)	(7,914)
Balance at the end of the year	585,820	390,737	202,715

As of December 31, 2024, the net operating loss carryforwards of the Company’s subsidiaries in the PRC, excluding Hong Kong, amounted to US$ 840,064, which can be carried forward for five years to offset future taxable profit. The net operating loss carryforwards of the Company’s subsidiaries in the PRC, excluding Hong Kong, will expire during the period from year 2026 to year 2029, if unused by the following year-end:

Year ending December 31,	Amount
US$
2026	42,883
2027	149,067
2028	297,747
2029	350,367
Total	840,064

As of December 31, 2024, the net operating loss carryforwards of the Company’s subsidiaries incorporated in Netherlands amounted to US$ 155,196. Operating losses can be carried forward without time limitation but are available to offset the first EUR 1,000 of taxable profits and 50% of taxable profits in excess of this of the current fiscal year.

As of December 31, 2024, the net operating loss carryforwards of the Company’s subsidiaries incorporated in UK amounted to US$ 358,476. Operating losses can be carried forward without time limitation but the annual limit of utilization of carryforward loss, without any cash tax impact, is GBP 5,000.